Contingencies and Commitments - Lawsuits and legal proceedings (Details) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Contingencies and Commitments
Provision for legal contingencies	$ 204	$ 21,470
Due within 1 year
Contingencies and Commitments
Provision for legal contingencies	24
2 years
Contingencies and Commitments
Provision for legal contingencies	$ 180